Trade and other receivables - current - Schedule of trade and other current receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 64,923	$ 32,758
Accrued income	17,765	12,465
Accrued interest	750	52
Deferred charges	39,734	24,797
Deferred fulfillment costs	2,140	0
Other receivables	180,414	66,725
Total trade and other receivables	$ 305,726	$ 136,797	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.